Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Current raw materials and current production supplies [abstract]
Raw materials	$ 1,403	$ 1,283
Work-in-progress	144	144
Finished goods	1,570	1,653
Total inventories at the lower of cost and net realisable value	$ 3,117	$ 3,080	[1]	$ 3,505

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.